Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer concentration risk | Customer A | Total revenue
Concentration and Risks
Concentration risk (as a percent)	15.00%
Customer concentration risk | Customer A | Account receivables
Concentration and Risks
Concentration risk (as a percent)	81.00%	27.00%
Supplier concentration Risk | Supplier A | Total revenue
Concentration and Risks
Concentration risk (as a percent)	13.00%	15.00%	20.00%
Supplier concentration Risk | Supplier A | Accounts payable
Concentration and Risks
Concentration risk (as a percent)	16.00%	20.00%